Sequential Quarterly Product Sales - 2018 (Tables)	6 Months Ended
Jun. 30, 2018
Sequential Quarterly Product Sales - 2018
Schedule of Sequential Quarterly Product Sales - 2018

	Q1 2018	Actual	CER	Q2 2018	Actual	CER	Q3 2018	Actual	CER	Q4 2018	Actual	CER
	$m	%	%	$m	%	%	$m	%	%	$m	%	%
Oncology
Tagrisso	338	11	10	422	25	25
Iressa	132	2	(1)	143	8	8
Lynparza	119	19	18	150	26	26
Imfinzi	62	n/m	n/m	122	98	98
Calquence	8	n/m	n/m	12	51	50
Legacy:
Faslodex	254	7	5	247	(3)	(2)
Zoladex	184	(2)	(4)	192	4	5
Arimidex	54	(5)	(7)	57	6	6
Casodex	52	(4)	(6)	52	—	(2)
Others	27	(7)	(20)	37	37	50
Total Oncology	1,230	10	8	1,434	17	17
CVRM
Brilinta	293	(2)	(4)	316	8	9
Farxiga	299	(10)	(11)	340	14	15
Onglyza	129	(28)	(29)	126	(2)	(2)
Bydureon	139	(5)	(5)	155	12	11
Byetta	31	(35)	(38)	29	(7)	(3)
Symlin	9	(31)	(31)	7	(22)	(22)
Legacy:
Crestor	389	(35)	(36)	338	(13)	(12)
Seloken/Toprol-XL	200	19	18	173	(14)	(13)
Atacand	71	(3)	(3)	66	(8)	(8)
Others	85	6	4	73	(13)	(11)
Total CVRM	1,645	(15)	(17)	1,623	(1)	—
Respiratory
Symbicort	634	(16)	(17)	672	6	6
Pulmicort	346	(7)	(8)	287	(17)	(17)
Daliresp/Daxas	38	(28)	(30)	45	19	22
Tudorza/Eklira	34	(19)	(21)	39	15	15
Duaklir	28	22	17	22	(22)	(19)
Fasenra	21	n/m	n/m	65	n/m	n/m
Bevespi	5	(38)	(38)	8	61	60
Others	75	(12)	(20)	88	17	16
Total Respiratory	1,181	(11)	(13)	1,226	4	4
Other
Nexium	448	5	3	442	(1)	(1)
Synagis	224	(4)	(4)	26	(89)	(88)
Losec/Prilosec	69	—	(4)	76	10	11
Seroquel XR	53	(51)	(51)	76	44	42
Movantik/Moventig	28	(7)	(7)	24	(14)	(14)
Others	107	(36)	(37)	103	(4)	(5)
Total Other	929	(15)	(16)	747	(20)	(20)

TOTAL PRODUCT SALES	4,985	(9)	(11)	5,030	1	1